Note 5 - Intangible Assets, Net: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Video Conferencing Software
Future Amortization Expense	$ 30,000
Enterprise and Audit Software
Future Amortization Expense	20,000
Patent Costs
Future Amortization Expense	6,880	$ 6,944	$ 6,944
Other
Future Amortization Expense	3,548
Total
Future Amortization Expense	60,428	6,944	6,944
Accumulated Amortization
Future Amortization Expense	(29,980)	(3,395)	(2,991)
Net
Future Amortization Expense	$ 30,448	$ 3,549	$ 3,953